Cover	Apr. 30, 2025
Entity Addresses [Line Items]
Document Type	8-K/A
Amendment Flag	false
Document Period End Date	Apr. 30, 2025
Entity File Number	001-42626
Entity Registrant Name	LIMINATUS PHARMA, INC.
Entity Central Index Key	0001971387
Entity Tax Identification Number	93-2710748
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	6 Centerpointe Drive #625
Entity Address, City or Town	La Palma
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90623
City Area Code	213
Local Phone Number	273-5453
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Entity Information, Former Legal or Registered Name	Iris Acquisition Corp
Common Class A [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Common Stock
Trading Symbol	LIMN
Security Exchange Name	NASDAQ
Warrant [Member]
Entity Addresses [Line Items]
Title of 12(b) Security	Warrants
Trading Symbol	LIMNW
Security Exchange Name	NASDAQ
Former Address [Member]
Entity Addresses [Line Items]
Entity Address, Address Line One	3rd Floor Zephyr House
Entity Address, Address Line Two	122 Mary Street, George Town
Entity Address, Address Line Three	PO Box 10085
Entity Address, City or Town	Grand Cayman
Entity Address, Country	KY
Entity Address, Postal Zip Code	KY1-1001